POLICYHOLDERS' ACCOUNT BALANCES	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
POLICYHOLDERS' ACCOUNT BALANCES	POLICYHOLDERS’ ACCOUNT BALANCES
Policyholders’ account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholders’ account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1.0% to 8.0% (some annuities have enhanced first year crediting rates ranging from 1.0% to 7.0%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustment.
The balances and changes in policyholders’ account balances follow.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year	$14,308	$5,833	$20,141
Issuances	4,466	177	4,643
Premiums received	433	1,988	2,421
Policy charges	(401)	(37)	(438)
Surrenders and withdrawals	(2,242)	(267)	(2,509)
Interest credited	640	35	675
Benefit payments	—	(35)	(35)
Other	(27)	68	41
Balance, end of year	$17,177	$7,762	$24,939

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year	$—	$4,677	$4,677
Acquisition from business combination	13,802	—	13,802
Issuances	1,111	327	1,438
Premiums received	252	1,065	1,317
Policy charges	(215)	(28)	(243)
Surrenders and withdrawals	(861)	(179)	(1,040)
Interest credited	155	32	187
Benefit payments	—	(28)	(28)
Other	64	(33)	31
Balance, end of year	$14,308	$5,833	$20,141
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF DEC. 31, 2023 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other[1]	Total
Direct Insurance	0% - 1%	$2,590	$30	$487	$727	$—	$3,834
	1% - 2%	860	432	2,090	2,530	—	5,912
	2% - 3%	1,246	410	275	4,225	—	6,156
	Greater than 3%	917	7	1	1	—	926
	Other[1]	—	—	—	—	349	349
	Total	$5,613	$879	$2,853	$7,483	$349	$17,177

Reinsurance	0% - 1%	$—	$681	$207	$42	$—	$930
	1% - 2%	—	—	16	—	—	16
	Other[1]	—	—	—	—	6,816	6,816
	Total	$—	$681	$223	$42	$6,816	$7,762
1.Other includes products with either a fixed rate or no guaranteed minimum crediting rate.

AS OF DEC. 31, 2022 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other[1]	Total
Direct Insurance	0% - 1%	$—	$—	$—	$—	$—	$—
	1% - 2%	4,284	531	2,735	2,529	—	10,079
	2% - 3%	1,583	565	342	66	—	2,556
	Greater than 3%	607	8	5	—	—	620
	Other[1]	—	—	—	—	1,053	1,053
	Total	$6,474	$1,104	$3,082	$2,595	$1,053	$14,308

Reinsurance	0% - 1%	$—	$407	$199	$1	$—	$607
	1% - 2%	—	—	11	—	—	11
	Other[1]	—	—	—	—	5,215	5,215
	Total	$—	$407	$210	$1	$5,215	$5,833
1.Other includes products with either a fixed rate or no guaranteed minimum crediting rate.
MARKET RISK BENEFITS
The net balance of market risk benefit asset and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follow.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	$44	$70	$114
Effect of changes in the beginning instrument-specific credit risk	26	(28)	(2)
Attributed fees collected	13	32	45
Interest accrual	3	3	6
Adjustment from deterministic to stochastic	20	(17)	3
Effect of experience variance	(13)	4	(9)
Effect of changes in financial assumptions	(80)	(100)	(180)
Effect of changes in other future expected assumptions	(13)	(12)	(25)
Effect of changes in the ending instrument-specific credit risk	(1)	15	14
Issuance	1	88	89
Balance, end of year	$—	$55	$55

Net amount of risk	$—	$868
Weighted average attained age of contract holders (years)	65	66

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	$—	$68	$68
Effect of changes in the beginning instrument-specific credit risk	44	(1)	43
Attributed fees collected	5	23	28
Interest accrual	2	1	3
Adjustment from deterministic to stochastic	12	3	15
Effect of experience variance	(4)	(2)	(6)
Effect of changes in financial assumptions	(119)	(75)	(194)
Effect of changes in the ending instrument-specific credit risk	(70)	28	(42)
Issuance and other	174	25	199
Balance, end of year	$44	$70	$114

Net amount of risk	$453	$597
Weighted average attained age of contract holders (years)	64	66

AS OF AND FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS	Reinsurance	Total
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	$54	$54
Attributed fees collected	5	5
Adjustment from deterministic to stochastic	(6)	(6)
Effect of experience variance	12	12
Effect of changes in financial assumptions	1	1
Effect of changes in the ending instrument-specific credit risk	1	1
Issuance	1	1
Balance, end of year	$68	$68

Net amount at risk	$328
Weighted average attained age of contract holders (years)	66
As of December 31, 2023, 2022 and 2021, the Company had no reinsurance recoverables pertaining to market risk benefits.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF DEC. 31 US$ MILLIONS	2023			2022
	Asset	Liability	Net	Asset	Liability	Net
Direct Insurance	$34	$(34)	$—	$10	$(54)	$(44)
Reinsurance	—	(55)	(55)	—	(70)	(70)
Total	$34	$(89)	$(55)	$10	$(124)	$(114)